SCHEDULE OF OPERATING LEASES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 02, 2021
Right To Use Assets And Lease Liability
Operating lease - right-of-use asset - non-current	$ 107,444	$ 58,849	$ 104,124	$ 241,800
Operating lease liability	$ 107,444	$ 59,897	$ 104,124
Weighted-average remaining lease term (years)	2 years 2 months 8 days	2 years 29 days	2 years 8 months 8 days
Weighted-average discount rate	8.00%	8.00%	8.00%
Amortization of right-of-use operating lease asset	$ 39,033	$ 52,043	$ 96,978
Total operating lease costs	39,033	52,043	96,978
Operating cash outflows from operating lease (obligation payment)	40,802	51,344
Right-of-use asset obtained in exchange for new operating lease liability
Operating cash outflows from operating lease (obligation payment)		51,344	130,147
Right-of-use asset obtained in exchange for new operating lease liability			$ 115,389